Condensed Balance Sheets - USD ($)	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Current Assets
Cash	$ 33,664	$ 95,433	$ 389,730
Accounts receivable, net	27,936	30,396	61,595
Inventory	6,470	6,470	8,478
Prepaid Expense and other current assets			2,500
Deposit	3,058	2,500
Total Assets	71,128	134,799	462,303
Current Liabilities
Accounts payable and accrued liabilities	307,070	244,937	134,007
Accounts payable - related party	20,700	6,900	1,000
Derivative liability	663,810	401,127	1,406,596
Total liabilities	991,580	652,964	1,541,603
Stockholders' Deficit
Common stock, par value $0.001 per share; 1,000,000,000 shares authorized; 10,561,708, 7,911,708 and 7,296,892 shares issued and outstanding, respectively	12,945	7,912	7,297
Shares issuable, 588,236 and 999,700 shares, respectively		99,970
Additional paid-in-capital	13,169,086	11,890,512	11,288,637
Accumulated deficit	(14,102,483)	(12,516,559)	(12,375,234)
Total stockholders' deficit	(920,452)	(518,165)	(1,079,300)
Total liabilities and stockholders' deficit	$ 71,128	$ 134,799	$ 462,303